UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period:  August 31, 2019

Item 1. Schedule of Investments.

AI Powered International Equity ETF
Schedule of Investments
August 31, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 97.9%
	Australia - 0.6%
359	Australia & New Zealand Banking Group Ltd. - ADR	$6,444
1,309	Mesoblast Ltd. - ADR (a)	6,440
1,178	National Australia Bank Ltd. - ADR	10,902
		23,786
	Belgium - 1.2%
258	Galapagos NV - ADR (a)	43,389
	Canada - 36.3%
597	Alimentation Couche-Tard, Inc. - Class B	37,507
1,095	Aphria, Inc. (a)	6,855
1,721	Aurora Cannabis, Inc. (a)	9,466
7,085	Auryn Resources, Inc. (a)	8,927
1,993	B2Gold Corp. (a)	7,135
140	Bank of Montreal	9,608
397	BCE, Inc.	18,786
13,165	Birchcliff Energy Ltd.	17,509
2,262	Brookfield Asset Management, Inc. - Class A	116,742
550	BRP, Inc. (a)	19,706
1,810	CAE, Inc.	47,368
655	Cameco Corp.	5,744
520	Canadian National Railway Co.	47,913
77	Canadian Pacific Railway Ltd.	18,538
647	Canopy Growth Corp. (a)	15,256
28	Constellation Software, Inc. (a)	27,270
1,406	Cronos Group, Inc. (a)	15,494
746	Descartes Systems Group, Inc. (a)	26,468
1,039	Eldorado Gold Corp. (a)	9,548
3,219	Encana Corp.	14,292
1,898	Fortis, Inc.	78,331
2,689	Hudbay Minerals, Inc.	9,035
3,890	IAMGOLD Corp.	14,471
2,083	Kirkland Lake Gold Ltd.	101,568
2,921	MAG Silver Corp. (a)	37,243
928	Metro, Inc.	39,333
520	National Bank of Canada	24,406
801	Northland Power, Inc. (a)	15,191
1,168	Nutrien Ltd.	58,819
1,052	Open Text Corp.	41,123
544	Pan American Silver Corp.	10,037
550	Parkland Fuel Corp.	17,152
1,125	Pembina Pipeline Corp.	41,253
2,136	Pretium Resources, Inc. (a)	28,024
311	Restaurant Brands International, Inc.	24,398
71	Royal Bank of Canada	5,308
3,591	Seabridge Gold, Inc. (a)	56,666
204	Shopify, Inc. - Class A (a)	78,620
667	Sierra Wireless, Inc. (a)	7,204
1,320	Sun Life Financial, Inc.	54,133
679	TC Energy Corp.	34,792
1,239	Teck Resources Ltd. - Class B	21,100
333	TELUS Corp.	12,075
1,149	The Stars Group, Inc. (a)	17,453
551	Thomson Reuters Corp.	37,843
7,887	Trilogy Metals, Inc. (a)	13,960
		1,359,670

	China - 0.8%
206	CNOOC Ltd. - ADR	30,538
	Denmark - 0.6%
77	Novo Nordisk A/S - ADR	4,012
934	Zealand Pharma A/S - ADR (a)	17,923
		21,935
	Finland - 0.1%
909	Nokia OYJ - ADR	4,509
	France - 1.0%
415	Constellium SE (a)	4,997
8,128	Sequans Communications SA - ADR (a)	8,047
173	TOTAL SA - ADR	8,636
608	Veolia Environnement SA - ADR	14,556
		36,236
	Germany - 4.3%
828	Allianz SE - ADR	18,216
638	Continental AG - ADR	7,720
2,069	E.ON SE - ADR	19,097
127	Fresenius Medical Care AG & Co KGaA - ADR	4,267
587	Infineon Technologies AG - ADR	10,132
672	SAP SE - ADR	80,068
422	Siemens AG - ADR	21,062
		160,562
	Hong Kong - 0.5%
1,483	Scully Royalty Ltd. (a)	17,781
	Ireland - 4.4%
316	Accenture PLC - Class A	62,621
225	AerCap Holdings NV (a)	12,065
201	Allegion PLC	19,350
913	Amarin Corp PLC - ADR (a)	13,686
382	CRH PLC - ADR	12,843
235	Jazz Pharmaceuticals PLC (a)	30,115
81	Medtronic PLC	8,739
64	Ryanair Holdings PLC - ADR (a)	3,667
		163,086
	Israel - 8.5%
1,048	AudioCodes Ltd.	18,288
4,574	Cellcom Israel Ltd.	10,886
444	CyberArk Software Ltd. (a)	49,879
391	Elbit Systems Ltd.	60,613
1,919	Intec Pharma Ltd. (a)	1,386
730	Mellanox Technologies Ltd. (a)	78,146
983	Nova Measuring Instruments Ltd. (a)	27,229
1,612	Partner Communications Co. Ltd. - ADR	7,077
1,573	Radware Ltd. (a)	38,460
304	Tower Semiconductor Ltd. (a)	5,785
154	Wix.com Ltd. (a)	21,599
		319,348
	Italy - 1.0%
567	Eni SpA - ADR	17,123
87	Ferrari NV	13,724
1,048	Telecom Italia SpA - ADR	5,523
		36,370
	Japan - 12.0%
418	FUJIFILM Holdings Corp. - ADR	17,882
481	Hitachi Ltd. - ADR	32,722
1,158	Internet Initiative Japan, Inc. - ADR (a)	12,842

842	LINE Corp. - ADR (a)	29,748
251	Nintendo Co Ltd. - ADR (a)	11,860
1,915	Nippon Telegraph & Telephone Corp. - ADR	91,785
768	ORIX Corp. - ADR	56,725
358	TDK Corp. - ADR (a)	28,604
1,308	Tokio Marine Holdings, Inc. - ADR (a)	67,415
795	Toyota Motor Corp. - ADR	103,850
		453,433
	Luxembourg - 0.3%
487	Tenaris SA - ADR	10,539
	Netherlands - 2.7%
918	Akzo Nobel NV - ADR	27,411
281	Koninklijke Philips NV	13,229
101	NXP Semiconductors NV	10,316
538	ProQR Therapeutics NV (a)	3,868
378	QIAGEN NV (a)	13,113
106	Royal Dutch Shell PLC - Class A - ADR	5,894
252	uniQure NV (a)	13,671
613	Wright Medical Group NV (a)	12,781
		100,283
	New Zealand - 0.2%
408	Spark New Zealand Ltd. - ADR	5,628
	Norway - 0.3%
621	Telenor ASA - ADR	12,791
	Portugal - 0.3%
331	EDP - Energias de Portugal SA - ADR	12,528
	Russia - 0.7%
702	Yandex NV - Class A (a)	26,044
	Singapore - 1.4%
575	DBS Group Holdings Ltd. - ADR	40,417
356	United Overseas Bank Ltd. - ADR	12,805
		53,222
	South Korea - 1.4%
1,005	SK Telecom Co. Ltd. - ADR	22,010
1,091	Woori Financial Group, Inc. - ADR (a)	32,021
		54,031
	Spain - 0.4%
2,055	Telefonica SA - ADR	14,180
	Sweden - 0.3%
1,124	Svenska Cellulosa AB SCA - ADR	9,650
	Switzerland - 7.0%
35	Alcon, Inc. (a)	2,134
562	CRISPR Therapeutics AG (a)	25,970
640	Garmin Ltd.	52,205
414	Logitech International SA	16,866
729	Nestle SA - ADR	81,932
106	Novartis AG - ADR	9,552
1,517	Roche Holding AG - ADR	51,852
1,105	STMicroelectronics NV	19,559
		260,070
	United Kingdom - 6.3%
508	Amcor PLC (a)	4,989
182	British American Tobacco PLC - ADR	6,388
425	Coca-Cola European Partners PLC	23,945
282	Diageo PLC - ADR	48,301
118	GlaxoSmithKline PLC - ADR	4,906
485	InterContinental Hotels Group PLC - ADR	30,400
2,091	Kingfisher PLC - ADR	9,849
3,320	Liberty Global PLC - Class C (a)	86,718

113	National Grid PLC - ADR	5,911
251	Smith & Nephew PLC - ADR	12,038
716	Verona Pharma PLC - ADR (a)	2,971
		236,416
	United States - 5.3%
92	Broadcom, Inc.	26,003
421	Flex Ltd. (a)	4,054
650	Ingersoll-Rand PLC	78,708
43	KLA Corp.	6,360
139	Novanta, Inc. (a)	10,425
638	Seagate Technology PLC	32,034
326	Stratasys Ltd. (a)	7,765
2,020	Strongbridge Biopharma PLC (a)	5,232
161	Talend SA - ADR (a)	6,551
381	UroGen Pharma Ltd. (a)	12,935
3,965	VBI Vaccines, Inc. (a)	2,409
261	WaVe Life Sciences Ltd. (a)	6,003
		198,479
	TOTAL COMMON STOCKS (Cost $3,548,263)	3,664,504

	SHORT-TERM INVESTMENTS - 1.9%
	Money Market Funds - 1.9%
69,242	First American Government Obligations Fund - Class X, 2.03% (b)	69,242
	TOTAL SHORT-TERM INVESTMENTS (Cost $69,242)	69,242
	TOTAL INVESTMENTS - 99.8% (Cost $3,617,505)	3,733,746
	Other Assets in Excess of Liabilities - 0.2%	7,877
	NET ASSETS - 100.0%	$3,741,623

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Annualized seven-day yield as of August 31, 2019.
ADR	American Depositary Receipt

Valuation Measurements (unaudited)
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market® (“Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in other mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Short-term securities that have maturities of less than 60 days, at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2019:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 3,622,946	$ 41,558	$ -	$ 3,664,504
Short-Term Investments	69,242	-	-	69,242
Total Investments in Securities	$ 3,692,188	$ 41,558	$ -	$ 3,733,746
^ See Schedule of Investments for country breakouts.

During the period ended August 31, 2019, the Fund did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      ETF Series Solutions

By (Signature and Title)        /s/ Kristina R. Nelson
    Kristina R. Nelson, President (principal executive officer)

Date         10/25/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Kristina R. Nelson
  Kristina R. Nelson, President (principal executive officer)

Date        10/25/19

By (Signature and Title)*      /s/ Kristen M. Weitzel
 Kristen M. Weitzel, Treasurer (principal financial officer)

Date        10/25/19

* Print the name and title of each signing officer under his or her signature.